PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Summary of property, plant and equipment expected useful lives

Network and base station equipment:
Network infrastructure	7-15 years
Other	3-20 years
Land and buildings:
Buildings	20-150 years
Leasehold improvements	the term of the lease
Office equipment, vehicles and other:
Office equipment	1-7 years
Vehicles	2-10 years
Other	1-20 years

Schedule of net book value of property, plant and equipment

				Construction
				in progress
			Office	and
	Network and		equipment,	equipment
	base station	Land and	vehicles and	for
	equipment	buildings	other	installation	Total
Cost
January 1, 2017	548,058	25,443	49,250	17,366	640,117
Additions	2,094	15	302	57,170	59,581
Transferred into use	48,689	281	4,522	(53,492)	—
Arising on business combinations	10	2	5	—	17
Transfer to assets held for sale	(1,408)	—	(22)	—	(1,430)
Disposal	(27,092)	(684)	(5,460)	(1,315)	(34,551)
Other	327	(69)	(452)	7	(187)
Foreign exchange differences	(4,320)	36	(315)	(242)	(4,841)
December 31, 2017	566,358	25,024	47,830	19,494	658,706
Additions	2,777	4,887	777	63,047	71,488
Transferred into use	48,780	1,807	5,939	(56,526)	—
Arising on business combinations	123	3,912	1,323	18	5,376
Transfer to assets held for sale	(752)	(1,656)	(36)	—	(2,444)
Disposal	(25,963)	(322)	(2,712)	26	(28,971)
Transfer of financial leasing	(10,124)	—	(110)	—	(10,234)
Other	(1,043)	(536)	(319)	—	(1,898)
Foreign exchange differences	12,977	718	1,595	162	15,452
December 31, 2018	593,133	33,834	54,287	26,221	707,475
Additions	4,162	39	1,117	64,398	69,716
Transferred into use	51,130	1,803	12,919	(65,852)	—
Arising on business combinations	484	32	177	4	697
Transfer to assets held for sale	(1,573)	555	—	—	(1,018)
Disposal	(26,870)	(428)	(3,091)	(186)	(30,575)
Disposal of VF Ukraine (Note 10)	(62,196)	(2,128)	(6,966)	(2,060)	(73,350)
Other	730	1,042	(1,125)	80	727
Foreign exchange differences	1,889	(188)	55	55	1,811
December 31, 2019	560,889	34,561	57,373	22,660	675,483
Accumulated amortisation and impairment
January 1, 2017	(320,948)	(8,152)	(38,176)	—	(367,276)
Charge for the year	(53,258)	(1,114)	(3,929)	—	(58,301)
Impairment	(2,175)	(393)	(295)	(764)	(3,627)
Transfer to assets held for sale	940	—	22	—	962
Disposal	24,248	284	5,053	—	29,585
Other	(458)	33	395	—	(30)
Foreign exchange differences	2,892	(79)	231	—	3,044
December 31, 2017	(348,759)	(9,421)	(36,699)	(764)	(395,643)
Charge for the year	(50,056)	(941)	(4,126)	—	(55,123)
Arising on business combinations	(13)	(368)	(922)	—	(1,303)
Impairment	—	361	151	—	512
Transfer to assets held for sale	223	455	37	—	715
Disposal	25,116	175	2,464	—	27,755
Transfer of financial leasing	2,070	—	41	—	2,111
Other	553	22	309	—	884
Foreign exchange differences	(9,148)	(500)	(1,292)	—	(10,940)
December 31, 2018	(380,014)	(10,217)	(40,037)	(764)	(431,032)
Charge for the year	(47,905)	(1,148)	(5,064)	—	(54,117)
Arising on business combinations	(290)	(5)	(104)	—	(399)
Impairment	—	—	—	—	—
Transfer to assets held for sale	762	(76)	(1)	—	685
Disposal	26,163	256	2,709	—	29,128
Disposal of VF Ukraine (Note 10)	40,717	1,056	5,540	—	47,313
Other	(962)	(616)	628	—	(950)
Foreign exchange differences	(767)	174	(39)	—	(632)
December 31, 2019	(362,296)	(10,576)	(36,368)	(764)	(410,004)
Net book value
December 31, 2018	213,119	23,617	14,250	25,457	276,443
December 31, 2019	198,593	23,985	21,005	21,896	265,479